Related party transactions - Due to Related party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related party transactions
Amounts due to related parties	$ 19,230	¥ 132,216	¥ 114,913
Tonglu Tongze Logistics Ltd And Its Subsidiaries
Related party transactions
Amounts due to related parties		45,483	105,754
Shanghai Mingyu Barcode Technology Ltd.
Related party transactions
Amounts due to related parties		17,237	2,128
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL")
Related party transactions
Amounts due to related parties		¥ 69,496	¥ 7,031